Investment Contract with Principal Life Insurance Company ("PLIC") - Interest Rate History (Details) - EBP 053 - Guaranteed Investment Contract	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
January 1 - May 31
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Interest rate	4.85%	6.05%
June 1 - November 30
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Interest rate	4.95%	5.15%
December 1 - December 31
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Interest rate	4.75%	4.85%